Statements of Net Assets Available for Benefits - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Assets
Cash	$ 0	$ 0
Investments at fair value:
Total investments	131,802,243	111,708,107
Receivables:
Contributions receivable from participants	31	212
Contributions receivable from employer	259,049	234,582
Notes receivable from participants	4,021,764	3,400,833
Total receivables	4,280,844	3,635,627
Net assets available for benefits	136,083,087	115,343,734
Papa John's International, Inc. common stock
Investments at fair value:
Total investments	1,442,629	1,574,475
Mutual funds
Investments at fair value:
Total investments	112,875,981	92,728,378
Pooled separate accounts
Investments at fair value:
Total investments	14,756,497	14,699,426
Collective trust fund
Investments at fair value:
Total investments	$ 2,727,136	$ 2,705,828